Other Expenses	12 Months Ended
Dec. 31, 2017
Other Expenses [Abstract]
Other expenses
21. Other Expenses
For the year ended December 31, 2017, the Company recorded $29 million of reorganization related costs and $4 million of transaction costs related to the acquisition of Aurigen.
For the year ended December 31, 2016, the Company recorded $76 million of transaction related costs and $52 million of reorganization related costs primarily associated with the acquisition of the Company by Exor N.V. The $76 million transaction related costs included $38 million for settlement of share-based awards that fully vested upon the change in control of the Company. Included in the $52 million reorganization related costs was $34 million related to certain executive changes.
During the year ended December 31, 2015, in connection with entering into a Merger Agreement with Exor N.V. and EXOR S.p.A., the Company paid a termination fee and reimbursement of expenses of $315 million to Axis Capital Holdings Limited for terminating an amalgamation agreement previously entered into in January 2015. The Company also expensed $71 million of other transaction and reorganization related costs in addition to $25 million pursuant to an earn-out agreement with former shareholders of Presidio.